Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Series A convertible preferred stock, par value	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	114,000	114,000
Series A convertible preferred stock, shares issued	0	95,961
Series A convertible preferred stock, shares outstanding	0	95,961
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	9,064,537	312,500
Common stock, shares outstanding	9,064,537	312,500
Treasury stock, at cost	830,925	0